10-Q Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished products	$ 227,683	$ 211,496	$ 195,616
Raw materials	104,689	78,571	68,504
Supplies and parts	42,005	33,210	27,325
Total	$ 374,377	$ 323,277	$ 291,445